Consolidated Statements of Shareholders’ Equity (USD $) In Thousands	Common Class A [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, amount at Dec. 31, 2010	$ 32	$ 6	$ 58,216	$ (19,277)	$ 38,977
Balance, share (in Shares) at Dec. 31, 2010	3,191	612
Stock options – Compensation costs			197		197
Net income (loss)				776	776
Balance, amount at Dec. 31, 2011	32	6	58,413	(18,501)	39,950
Balance, share (in Shares) at Dec. 31, 2011	3,191	612
Stock options – Compensation costs			233		233
Net income (loss)				(326)	(326)
Balance, amount at Dec. 31, 2012	$ 32	$ 6	$ 58,646	$ (18,827)	$ 39,857
Balance, share (in Shares) at Dec. 31, 2012	3,191	612